Provisions (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Provisions, beginning	$ 7,755
Noncurrent liabilities member
IfrsStatementLineItems [Line Items]
Provisions, beginning	7,755	$ 7,145
Increases	2,622	3,569
Result from exposure to inflation for the year	(4,824)	(2,959)
Provisions, ending	5,553	7,755
Current liabilities member
IfrsStatementLineItems [Line Items]
Provisions, beginning	1,046	1,052
Increases	1,783	1,011
Result from exposure to inflation for the year	(791)	(431)
Provisions, ending	1,501	1,046
Decreases	$ (537)	$ (586)